Recapitalization and Contingent Earn-out Shares Liability (Details) - Schedule Of Reverse Recapitalization - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Cash from NextGen trust, net of redemptions	$ 76,145
Cash from PIPE investment	196,000
Less: fees paid to the underwriters, including NextGen’s IPO underwriters	(24,285)
Less: other transaction costs	(31,139)
Net cash received from the business combination	$ 216,721
Third party PIPE investors	19,600,000
Stock issued during period, shares, reverse recapitalization	162,184,621
NextGen Sponsor And Related Parties [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Stock issued during period, shares, reverse recapitalization	7,613,884
NextGen Public Shareholders [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Stock issued during period, shares, reverse recapitalization	9,375,000
Xos stockholders [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Stock issued during period, shares, reverse recapitalization	125,595,737